UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04871

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
31	Report of Independent Registered
Public Accounting Firm
32	Important Tax Information
32	Proxy Results
33	Information About the Review and Approval
of the Fund’s Management Agreement
37	Board Members Information
39	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

General California
Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for General California Municipal Money Market Fund, covering the 12-month period from December 1, 2005, through November 30, 2006.

Although reports of declining housing prices have raised some economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong, and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of November, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, while the Federal Reserve Board remains “on hold” as it assesses new releases of economic data. As always, we encourage you to discuss the implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation December 15, 2006
2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General California Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2006, the fund produced yields of 2.84% for Class A shares and 2.43% for Class B shares.Taking into account the effects of compounding, the fund produced effective yields of 2.87% and 2.46% for Class A and Class B shares, respectively.1

On July 10, 2006, the fund’s E*TRADE Class shares were liquidated. This had no impact on the fund’s portfolio or the performance of its other share classes.

Yields of tax-exempt money market securities rose along with short-term interest rates for much of the reporting period before stabilizing when the Federal Reserve Board (the “Fed”) refrained from further rate hikes in the summer and fall of 2006.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

As it had since June 2004, the Fed continued to raise short-term interest rates at the start of the reporting period. Nonetheless, the U.S. economy gained momentum during the first quarter of 2006, as labor markets strengthened and GDP growth accelerated to a 5.6% annualized rate.

Energy prices surged higher in the spring, and hawkish comments from Fed members caused inflation concerns to intensify. Investors therefore concluded that the Fed might raise interest rates more than they previously expected. In fact, the Fed raised short-term interest rates at each of its meetings through the end of June 2006, driving the overnight federal funds rate to 5.25% .

Concerns regarding higher inflation waned during the summer,however, when U.S. housing markets softened and employment gains moderated. As a result, investors looked forward to a possible end to the Fed’s tightening campaign.The Fed obliged at its August, September and October meetings by holding the federal funds rate steady, its first pauses in more than two years. Energy prices fell significantly in the late summer and fall, and GDP growth moderated to a 2.2% annualized rate in the third quarter, helping to ease investors’ inflation fears.

The growing U.S. economy benefited California’s fiscal condition.Tax receipts came in higher than originally projected, reducing the state’s borrowing needs. Consequently, the supply of newly issued California money market instruments fell sharply compared to the same period one year earlier, while investor demand remained robust, putting downward pressure on yields.

4

As inflation-related concerns ebbed over the summer and fall, yields of longer-term municipal securities fell while those of shorter-dated municipal money market securities remained stable.This left little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore focused mainly on instruments maturing in six months or less, which put additional downward pressure on yields at the short end of the maturity range.

In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be slightly longer than industry averages.With yields relatively low from municipal notes and variable-rate demand notes at the long and short ends of the fund’s maturity spectrum, respectively, we continued to focus on tax-exempt commercial paper with maturities in the three- to five-month range.

What is the fund’s current strategy?

Recent Fed comments and evidence of slower economic growth suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future. While we have maintained the fund’s slightly longer-than-average position,we may lengthen its weighted average maturity further to take advantage of seasonal opportunities for higher yields that typically arise near year-end.Of course,we are prepared to adjust our strategies as market conditions continue to evolve.

December 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 2.38% and an effective yield of 2.41% .

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from June 1, 2006 to November 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2006
	Class A	Class B

Expenses paid per $1,000 †	$ 2.98	$ 5.05
Ending value (after expenses)	$1,015.00	$1,013.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2006

	Class A	Class B

Expenses paid per $1,000 †	$ 2.99	$ 5.06
Ending value (after expenses)	$1,022.11	$1,020.05

† Expenses are equal to the fund’s annualized expense ratio of .59% for Class A shares and 1.00% for Class B shares; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2006
Short-Term	Coupon	Maturity	Principal
Investments—99.4%	Rate (%)	Date	Amount ($)	Value ($)

California—95.9%
Alameda County Industrial
Development Authority, Revenue
(Heat and Control Inc.
Project) (LOC; Comerica Bank)	3.48	12/7/06	3,580,000 [a]	3,580,000
Alameda County Industrial
Development Authority, Revenue
(P.J.’s Lumber Inc. Project)
(LOC; Comerica Bank)	3.52	12/7/06	2,305,000 [a]	2,305,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California State
Teachers Retirement System)	3.70	12/7/06	2,960,000 [a]	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corp. Project)
(LOC; Bank of The West)	3.85	12/7/06	3,370,000 [a]	3,370,000
California
(Insured; XLCA and LOC;
Merrill Lynch)	3.51	12/7/06	8,120,000 [a,b]	8,120,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank, Lloyds
TSB Bank PLC, National Australia
Bank, Royal Bank of Scotland
PLC and Societe Generale)	3.47	12/6/06	11,700,000	11,700,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank, Lloyds
TSB Bank PLC, National Australia
Bank, Royal Bank of Scotland
PLC and Societe Generale)	3.50	12/6/06	13,000,000	13,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank, Lloyds
TSB Bank PLC, National Australia
Bank, Royal Bank of Scotland
PLC and Societe Generale)	3.50	12/12/06	5,900,000	5,900,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank, Lloyds
TSB Bank PLC, National Australia
Bank, Royal Bank of Scotland
PLC and Societe Generale)	3.50	1/16/07	10,200,000	10,200,000
California,
GO Notes (Liquidity Facility;
Citibank NA)	3.50	12/7/06	9,375,000 [a,b]	9,375,000
California,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; PB Finance Inc.)	3.50	12/7/06	6,530,000 [a,b]	6,530,000
California,
GO Notes (Putters Program)
(Insured; FGIC and Liquidity
Facility; JPMorgan Chase Bank)	3.48	12/7/06	7,170,000 [a,b]	7,170,000
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)	4.50	6/29/07	9,000,000	9,043,978
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	3.55	12/1/06	9,000,000 [a]	9,000,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.50	12/7/06	12,762,000	12,762,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	3.48	12/7/06	2,290,000 [a]	2,290,000
California Infrastructure and
Economic Development Bank, IDR
(Alegacy Foodservice Products
Group, Inc. and Eagleware
Manufacturing Company, Inc.
Project) (LOC; Comerica Bank)	3.48	12/7/06	6,480,000 [a]	6,480,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	3.49	12/7/06	1,600,000 [a]	1,600,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	3.49	12/7/06	1,697,050 [a]	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.
Project) (LOC; M&T Bank)	3.51	12/7/06	3,750,000 [a]	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding Project)
(LOC; Comerica Bank)	3.49	12/7/06	3,175,000 [a]	3,175,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials
Incorporated Project) (LOC;
California State Teachers
Retirement System)	3.55	12/7/06	3,325,000 [a]	3,325,000
California Pollution Control
Financing Authority,
PCR (Evergreen Oil
Incorporated Project)
(LOC; Bank of The West)	3.50	12/7/06	3,225,000 [a]	3,225,000
California Pollution Control
Financing Authority, SWDR
(ALS Plastics Project)
(LOC; Wells Fargo Bank)	3.47	12/7/06	2,400,000 [a]	2,400,000
California Pollution Control
Financing Authority, SWDR
(BLT Enterprises of Fremont
LLC Project) (LOC; Union Bank
of California)	3.52	12/7/06	7,285,000 [a]	7,285,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	3.52	12/7/06	1,125,000 [a]	1,125,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	3.50	12/7/06	3,895,000 [a]	3,895,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	3.50	12/7/06	2,420,000 [a]	2,420,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union
Bank of California)	3.52	12/7/06	2,245,000 [a]	2,245,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.52	12/7/06	2,005,000 [a]	2,005,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	3.52	12/7/06	4,115,000 [a]	4,115,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.52	12/7/06	3,195,000 [a]	3,195,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.52	12/7/06	1,550,000 [a]	1,550,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corp. Project) (LOC;
Wells Fargo Bank)	3.52	12/7/06	1,735,000 [a]	1,735,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.52	12/7/06	3,000,000 [a]	3,000,000
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Comerica Bank)	3.52	12/7/06	11,085,000 [a]	11,085,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal Inc. Project)
(LOC; Comerica Bank)	3.52	12/7/06	1,355,000 [a]	1,355,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Co. Inc.
Project) (LOC; Union
Bank of California)	3.52	12/7/06	5,000,000 [a]	5,000,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo Bank)	3.50	12/7/06	6,675,000 [a]	6,675,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	3.52	12/7/06	1,205,000 [a]	1,205,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.52	12/7/06	2,070,000 [a]	2,070,000
California School Cash Reserve
Program, COP, TRANS
(Insured; AMBAC)	4.50	7/6/07	4,000,000	4,022,972
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	3.55	12/7/06	3,800,000 [a]	3,800,000
California Statewide Communities
Development Authority, IDR
(American River Packaging,
Inc. Project) (LOC; Wells
Fargo Bank)	3.50	12/7/06	1,490,000 [a]	1,490,000
California Statewide Communities
Development Authority, IDR
(Biocol Investments LP
Project) (LOC; Union
Bank of California)	3.55	12/7/06	875,000 [a]	875,000
California Statewide Communities
Development Authority, IDR
(Flambeau Airmold Corporation
Project) (LOC; Wells Fargo Bank)	3.50	12/7/06	1,500,000 [a]	1,500,000
California Statewide Communities
Development Authority, IDR
(Kennerly Project) (LOC; Bank
of the West)	3.50	12/7/06	1,465,000 [a]	1,465,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority, IDR
(Lesaint Limited Partnership
Project) (LOC; PNC Bank)	3.50	12/7/06	1,280,000 [a]	1,280,000
California Statewide Communities
Development Authority, IDR
(Packaging Innovation Project)
(LOC; Wells Fargo Bank)	3.50	12/7/06	1,750,000 [a]	1,750,000
California Statewide Communities
Development Authority, IDR
(Rapelli Project) (LOC;
Comerica Bank)	3.50	12/7/06	2,500,000 [a]	2,500,000
California Statewide Communities
Development Authority, MFHR
(City Towers Apartments)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.57	12/7/06	9,020,000 [a,b]	9,020,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	3.60	12/7/06	3,700,000 [a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Oakmont of Alameda Project)
(LOC; Bank of the West)	3.56	12/7/06	12,680,000 [a]	12,680,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	3.75	12/7/06	4,600,000 [a]	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	3.58	12/7/06	3,385,000 [a]	3,385,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	7,000,000	7,034,600
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	2,905,000	2,913,701
Contra Costa,
COP (Concord Healthcare Center
Inc.) (LOC; Bank of America)	3.59	12/7/06	2,005,000 [a]	2,005,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.58	12/7/06	11,112,064 [a,b]	11,112,064
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.58	12/7/06	28,274,066 [a,b]	28,274,066
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Deutsche Banks AG)	3.53	12/7/06	2,080,000 [a,b]	2,080,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.53	12/7/06	2,735,000 [a,b]	2,735,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.53	12/7/06	3,530,000 [a,b]	3,530,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and
LOC; IXIS Corporate and
Investment Bank)	3.58	12/7/06	5,400,000 [a,b]	5,400,000
Kern County,
GO Notes, TRAN	4.50	6/29/07	4,000,000	4,021,780
Los Angeles County,
GO Notes, TRAN	4.50	6/29/07	4,000,000	4,022,222
Los Angeles Department of
Airports, Revenue, Refunding
(Ontario International
Airport) (Insured; MBIA)	4.50	5/15/07	1,700,000	1,707,542
Los Angeles Department of Water
and Power, Power System
Revenue (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Finance Inc.)	3.50	12/7/06	7,855,000 [a,b]	7,855,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Incorporated Project)
(LOC; California State
Teachers Retirement System)	3.51	12/7/06	4,750,000 [a]	4,750,000
Madera Irrigation Financing
Authority, Water Revenue
(Insured; XLCA and Liquidity
Facility; Dexia Credit Locale)	3.50	12/1/06	7,000,000 [a]	7,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (Insured;
XLCA and Liquidity Facility;
State Street Bank and Trust Co.)	3.50	12/1/06	16,450,000 [a]	16,450,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	3.50	12/1/06	18,100,000 [a]	18,100,000
Milpitas Unified School District,
GO Notes, TRAN	4.50	7/10/07	2,250,000	2,261,297
Oakland Joint Powers Financing
Authority, Revenue (Oakland GO
Bond Program) (Insured; AMBAC
and Liquidity Facility;
Merrill Lynch Capital Services)	3.49	12/7/06	6,060,000 [a,b]	6,060,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.50	12/1/06	16,200,000 [a]	16,200,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	3.61	12/7/06	2,650,000 [a]	2,650,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Riverside County Industrial
Development Authority, IDR
(Computrus Inc. Project) (LOC;
Wells Fargo Bank)	3.47	12/7/06	1,800,000 [a]	1,800,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	3.47	12/7/06	4,275,000 [a]	4,275,000
Sacramento Housing Authority,
MFHR (Campus Garden
Apartments) (Liquidity
Facility; Merrill Lynch)	3.57	12/7/06	6,880,000 [a,b]	6,880,000
San Bernardino County Industrial
Development Authority, IDR
(W&H Voortman, Inc. Project)
(LOC; California State
Teachers Retirement System)	3.50	12/7/06	1,980,000 [a]	1,980,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.51	2/7/07	8,500,000	8,500,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.50	3/8/07	4,000,000	4,000,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	3.50	12/1/06	6,000,000 [a]	6,000,000
Santa Clara County Housing
Authority, MFHR (Monte Vista
Terrace Apartments) (LOC;
Union Bank of California)	3.50	12/7/06	2,870,000 [a]	2,870,000
Santa Clara County Housing
Authority, MFHR (Willows
Apartments) (LOC; Union
Bank of California)	3.61	12/7/06	4,284,000 [a]	4,284,000
University of California,
Revenue, CP	3.50	3/8/07	4,700,000	4,700,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
University of California Regents,
General Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Finance Inc.)	3.50	12/7/06	9,015,000 [a,b]	9,015,000
Ventura County,
GO Notes, TRAN	4.50	7/2/07	1,750,000	1,757,875
Whittier,
Revenue, Refunding (Whittier
College) (Insured; Radian Bank
and Liquidity Facility; The
Bank of New York)	3.52	12/7/06	16,850,000 [a]	16,850,000
U.S. Related—3.5%
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilboa
Vizcaya, Banco Santander,
Bank of Nova Scotia,
BNP Paribas, Dexia Credit
Locale and Fortis Bank)	4.50	7/30/07	17,320,000	17,430,798

Total Investments (cost $501,490,945)			99.4%	501,490,945

Cash and Receivables (Net)			.6%	2,908,790

Net Assets			100.0%	504,399,735

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, these securities amounted to $123,156,130 or 24.4% of net assets.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	96.0
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	4.0
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES November 30, 2006
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	501,490,945	501,490,945
Cash		321,663
Interest receivable		2,961,319
Prepaid expenses		32,670
		504,806,597

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		242,555
Payable for shares of Beneficial Interest redeemed		31,795
Accrued expenses		132,512
		406,862

Net Assets ($)		504,399,735

Composition of Net Assets ($):
Paid-in capital		504,488,728
Accumulated net realized gain (loss) on investments		(88,993)

Net Assets ($)		504,399,735

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	426,231,925	78,167,810
Shares Outstanding	426,306,379	78,182,349

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended November 30, 2006
Investment Income ($):
Interest Income	28,365,356
Expenses:
Management fee—Note 2(a)	4,209,925
Shareholder servicing costs—Note 2(c)	1,606,508
Distribution and prospectus fees—Note 2(b)	1,002,054
Prospectus and shareholders’ reports	100,848
Professional fees	63,432
Custodian fees	61,392
Registration fees	33,499
Trustees’ fees and expenses—Note 2(d)	11,169
Miscellaneous	38,001
Total Expenses	7,126,828
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(203,796)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(7,649)
Net Expenses	6,915,383
Investment Income—Net	21,449,973

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(88,993)
Net Increase in Net Assets Resulting from Operations	21,360,980

See notes to financial statements.
20

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2006	2005

Operations ($):
Investment income—net	21,449,973	13,182,045
Net realized gain (loss) on investments	(88,993)	131,738
Net unrealized appreciation
(depreciation) on investments	—	(9,766)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,360,980	13,304,017

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(10,090,255)	(5,773,893)
Class B shares	(1,820,289)	(625,140)
E*TRADE Class	(9,644,334)	(6,783,012)
Total Dividends	(21,554,878)	(13,182,045)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	1,211,698,553	1,291,841,429
Class B shares	229,379,718	201,583,470
E*TRADE Class	201,819,326	918,402,602
Dividends reinvested:
Class A shares	9,805,847	5,451,214
Class B shares	1,819,651	622,250
E*TRADE Class	9,195,046	6,783,012
Cost of shares redeemed:
Class A shares	(1,122,901,749)	(1,258,110,912)
Class B shares	(217,608,128)	(154,531,838)
E*TRADE Class	(883,888,787)	(252,311,199)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(560,680,523)	759,730,028
Total Increase (Decrease) in Net Assets	(560,874,421)	759,852,000

Net Assets ($):
Beginning of Period	1,065,274,156	305,422,156
End of Period	504,399,735	1,065,274,156

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.028	.017	.006	.006	.010
Distributions:
Dividends from investment income—net	(.028)	(.017)	(.006)	(.006)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.87	1.74	.58	.55	1.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58	.59	.65	.62	.61
Ratio of net expenses
to average net assets	.58	.59	.64	.62	.61
Ratio of net investment income
to average net assets	2.84	1.75	.59	.56	1.00

Net Assets, end of period ($ X 1,000)	426,232	327,729	288,502	253,633	378,407

See notes to financial statements.
22

		Year Ended November 30,

Class B Shares	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.024	.013	.002	.004	.006
Distributions:
Dividends from investment income—net	(.024)	(.013)	(.002)	(.004)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.46	1.33	.24	.36	.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.06	1.10	1.07	1.10
Ratio of net expenses
to average net assets	1.00	1.00	.98	.83	1.00
Ratio of net investment income
to average net assets	2.45	1.44	.24	.30	.61

Net Assets, end of period ($ X 1,000)	78,168	64,598	16,920	17,670	8,016

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

On July 10, 2006, the Board of Trustees approved the termination of E*TRADE Class shares of the fund. Effective July 10, 2006, E*TRADE shares are no longer being offered by the fund.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A shares and Class B shares. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. During the period prior to their termination, E*TRADE Class shares were subject to a Distribution Plan

24

adopted pursuant to Rule 12b-1 under the Act and a Shareholder Services Plan. In addition, Class B shares are and, prior to their termination by the fund’s Board of Trustees E*TRADE Class shares were, charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of ..05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2006, sub-accounting service fees amounted to $37,201 for Class B shares and $206,373 for E*TRADE Class shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an author-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

itative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital

26

gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At November 30, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $88,993 is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2006. If not applied, the carryover expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2006 and November 30, 2005 were all tax exempt income.

During the period ended November 30, 2006, as a result of permanent book to tax differences,primarily due to dividend reclassification,the fund increased accumulated undistributed investment income-net by $104,905 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

At November 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B shares and with respect to the E*TRADE Class shares prior to their termination by the fund’s Board of Trustees (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and E*TRADE Class shares bore directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B and E*TRADE Class shares. In addition, Class B shares reimburse, and E*TRADE Class shares reimbursed the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares and E*TRADE Class shares. During the period ended November 30, 2006, Class B and E*TRADE Class shares were charged $152,672 and $849,382, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

28

Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2006, Class A shares were charged $78,194 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B shares and with respect to the E*TRADE Class share prior to their termination by the fund’s Board of Trustees (“Shareholder Services Plan”), Class B shares pay and E*TRADE Class shares prior to their termination by the fund’s Board of Trustees paid the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and E*TRADE Class shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and E*TRADE Class shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2005 through November 30, 2006 for Class B shares and from December 1, 2005 through July 10,2006 for E*TRADE Class shares,to reduce the expenses of the Class B and E*TRADE Class shares, if the aggregate expenses of Class B and E*TRADE Class shares of the fund, exclusive of taxes, brokerage fees,interest on borrowings and extraordinary expenses,exceed an annual rate of 1% of the value of the average daily net assets of each such class. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2006, Class B and E*TRADE Class shares were charged $186,004 and $1,031,864, respectively, of which $37,844 and $165,952, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2006, the fund was charged $48,629 pursuant to the transfer agency agreement.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2006, the fund was charged $4,184 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $203,459, Rule 12b-1 distribution plan fees $12,917, shareholder services plan fees $19,375, transfer agency per account fees $9,092 and chief compliance officer fees $1,704, which are offset against an expense reimbursement currently in effect in the amount of $3,992.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees General California Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of General California Municipal Money Market Fund, including the statement of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General California Municipal Money Market Fund at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 8, 2007

The Fund 31

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes).As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2006 calendar year on Form 1099-INT, which will be mailed by January 31, 2007.

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on November 30, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For	Authority Withheld

To elect Board Members:
David W. Burke †	326,095,096	1,153,442
Joseph S. DiMartino	326,101,690	1,146,847
Diane Dunst †	326,077,583	1,170,954
Jay I. Meltzer †	325,318,196	1,930,342
Daniel Rose †	326,140,004	1,108,533
Warren B. Rudman †	326,132,773	1,115,765
Sander Vanocur †	325,318,196	1,930,342

† Each new Board member’s term commenced on January 1, 2007.
In addition Joseph S. DiMartino, Clifford L. Alexander,Jr., Peggy C. Davis, Ernest Kafka and Nathan Leventhal
continue as Board members of the fund.

32

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on August 2, 2006, the Board considered the re-approval for an annual period (through September 5, 2007) of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail no-load California tax-exempt money market funds (the “Performance Group”), and to a larger universe of funds, consisting of all retail and institutional California tax-exempt money market funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board members noted that they had been provided with a description of the methodology Lipper used to select the Performance Group and the Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons. The Board members noted that the fund’s performance was higher than the Performance Group medians, and equal to or higher than the Performance Universe medians, for each reported time period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund’s management fee was higher, and that the fund’s total expense ratio was lower, than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and included within the fund’s Lipper category (the “Similar Funds”).The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board members

34

acknowledged that the difference in fees paid by the Similar Funds seemed to be consistent with the services provided.The Manager’s representatives noted that there were no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and its affiliates acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’ S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations described above, the Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

36

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 190

———————
Clifford L. Alexander, Jr. (73) Board Member (1986)
Principal Occupation During Past 5 Years:

  President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)

Other Board Memberships and Affiliations:

• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 60

———————
Peggy C. Davis (63) Board Member (1990)
Principal Occupation During Past 5 Years:

  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 71

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (73) Board Member (1986)
Principal Occupation During Past 5 Years:
  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 23

———————
Nathan Leventhal (63) Board Member (1989)
Principal Occupation During Past 5 Years:

  A management consultant for various non-profit organizations (May 2004-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations: • Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 23

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

38

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1, 1998.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 206 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 206 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 202 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

40

For More Information

General California	Transfer Agent &
Municipal Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,187 in 2005 and $32,669 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,020 in 2005 and $3,347 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $132 in 2005 and $232 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $917,339 in 2005 and $375,571 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 29, 2007

By:	James Windels
James Windels
Treasurer

Date:	January 29, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)